Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Other Comprehensive Income [Member]	Retained (Deficit) Earnings [Member]
Balance at beginning of year (in shares) at Dec. 31, 2013		6,094,412.2
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		(9,929,897.8)
Balance at end of year (in shares) at Dec. 31, 2014		16,024,310
Balance at beginning of year at Dec. 31, 2013		$ 305	$ 183,535	$ 131,520	$ 0	$ (7,919)
Increase (decrease) in Equity [Roll Forward]
Shares issued		496	589,557
Net (loss) income	$ 15,995					15,995
Contributions from shareholder				0
Distributions to shareholders				(19,906)		(9,081)
Restricted stock unit expense (income)			(229)	0
Stock option expense			0	0
Transfer to contributed surplus			0
Transfer from additional paid in capital				0
Other comprehensive income, net	0				0
Balance at end of year at Dec. 31, 2014	$ 884,273	$ 801	772,863	111,614	0	(1,005)
Increase (decrease) in Equity [Roll Forward]
Value of vested options in Former Golden Ocean			0
Balance at end of year (in shares) at Mar. 31, 2015	22,246,336.000
Balance at beginning of year (in shares) at Dec. 31, 2014		16,024,310
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		(18,522,116)
Balance at end of year (in shares) at Dec. 31, 2015	34,535,128	34,535,128
Balance at beginning of year at Dec. 31, 2014	$ 884,273	$ 801	772,863	111,614	0	(1,005)
Increase (decrease) in Equity [Roll Forward]
Shares issued		926	433,526
Net (loss) income	(220,839)					(220,839)
Contributions from shareholder				59,746
Distributions to shareholders				0		0
Restricted stock unit expense (income)			92	102
Stock option expense			41	60
Transfer to contributed surplus			1,207,448
Transfer from additional paid in capital				1,207,448
Other comprehensive income, net	0				0
Balance at end of year at Dec. 31, 2015	1,158,649	$ 1,727	0	1,378,766	0	(221,844)
Increase (decrease) in Equity [Roll Forward]
Value of vested options in Former Golden Ocean	$ 926
Value of vested options in Former Golden Ocean			926
Shares issued (in shares)		(71,430,612)
Balance at end of year (in shares) at Dec. 31, 2016	105,965,192	105,965,192
Increase (decrease) in Equity [Roll Forward]
Shares issued		$ 3,572	201,783
Net (loss) income	$ (127,711)					(127,711)
Contributions from shareholder				0
Distributions to shareholders				0		0
Restricted stock unit expense (income)			0	(5)
Stock option expense			81	53
Transfer to contributed surplus			0
Transfer from additional paid in capital				0
Other comprehensive income, net	2,287				2,287
Balance at end of year at Dec. 31, 2016	$ 1,238,719	$ 5,299	201,864	$ 1,378,824	$ 2,287	$ (349,555)
Increase (decrease) in Equity [Roll Forward]
Value of vested options in Former Golden Ocean			$ 0